Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Troubled Debt Restructurings of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 2,037	¥ 3,071	¥ 14,229	¥ 12,114
Post-modification outstanding recorded investment	1,634	1,869	13,021	9,796
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,806	2,933	5,785	6,980
Post-modification outstanding recorded investment	1,404	1,735	4,579	4,796
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	4	10	9	14
Post-modification outstanding recorded investment	1	5	4	6
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	366	417	1,079	1,108
Post-modification outstanding recorded investment	317	316	936	844
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,436	2,506	4,697	5,858
Post-modification outstanding recorded investment	1,086	1,414	3,639	3,946
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	231	138	8,444	5,134
Post-modification outstanding recorded investment	230	134	8,442	5,000
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	231		231
Post-modification outstanding recorded investment	¥ 230		230
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		138	8,213	5,134
Post-modification outstanding recorded investment		¥ 134	¥ 8,212	¥ 5,000